FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Current Assets	$ 1,512	$ 1,632	$ 1,553
Non-Current Assets	27,965	19,643	16,182
Total assets	29,477	21,275	17,735
Liabilities:
Current Liabilities	1,564	1,515	1,210
Non-Current Liabilities	14,439	10,116	9,349
Total liabilities	16,003	11,631	10,559
Non-controlling interest—in operating subsidiaries and preferred unitholders	6,470	3,146	1,797
Non-controlling interest—Redeemable Partnership Units held by Brookfield	2,012	1,860	1,518
Net investment	4,992	4,638	3,861
USD
Assets:
Current Assets	358	849	234
Non-Current Assets	4,400	3,744	2,485
Total assets	4,758	4,593	2,719
Liabilities:
Current Liabilities	641	833	502
Non-Current Liabilities	3,093	1,636	1,714
Total liabilities	3,734	2,469	2,216
Non-controlling interest—in operating subsidiaries and preferred unitholders	602	919	377
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(50)	344	36
Net investment	472	861	90
AUD
Assets:
Current Assets	276	214	380
Non-Current Assets	5,770	5,542	5,816
Total assets	6,046	5,756	6,196
Liabilities:
Current Liabilities	227	206	103
Non-Current Liabilities	3,983	3,764	3,745
Total liabilities	4,210	3,970	3,848
Non-controlling interest—in operating subsidiaries and preferred unitholders	417	370	269
Non-controlling interest—Redeemable Partnership Units held by Brookfield	407	405	587
Net investment	1,012	1,011	1,492
GBP
Assets:
Current Assets	151	127	470
Non-Current Assets	4,431	3,739	3,927
Total assets	4,582	3,866	4,397
Liabilities:
Current Liabilities	414	262	434
Non-Current Liabilities	2,614	2,243	2,312
Total liabilities	3,028	2,505	2,746
Non-controlling interest—in operating subsidiaries and preferred unitholders	396	333	385
Non-controlling interest—Redeemable Partnership Units held by Brookfield	332	294	357
Net investment	826	734	909
BRL
Assets:
Current Assets	322	42	6
Non-Current Assets	8,184	1,895	1,020
Total assets	8,506	1,937	1,026
Liabilities:
Current Liabilities	73	23	0
Non-Current Liabilities	2,015	0	0
Total liabilities	2,088	23	0
Non-controlling interest—in operating subsidiaries and preferred unitholders	3,082	189	141
Non-controlling interest—Redeemable Partnership Units held by Brookfield	959	493	249
Net investment	2,377	1,232	636
CLP
Assets:
Current Assets	85	102	126
Non-Current Assets	1,117	1,070	1,052
Total assets	1,202	1,172	1,178
Liabilities:
Current Liabilities	59	50	30
Non-Current Liabilities	989	941	902
Total liabilities	1,048	991	932
Non-controlling interest—in operating subsidiaries and preferred unitholders	75	89	121
Non-controlling interest—Redeemable Partnership Units held by Brookfield	23	26	35
Net investment	56	66	90
CAD
Assets:
Current Assets	78	18	291
Non-Current Assets	814	677	636
Total assets	892	695	927
Liabilities:
Current Liabilities	55	35	122
Non-Current Liabilities	443	309	334
Total liabilities	498	344	456
Non-controlling interest—in operating subsidiaries and preferred unitholders	891	261	248
Non-controlling interest—Redeemable Partnership Units held by Brookfield	28	26	63
Net investment	(525)	64	160
EUR
Assets:
Current Assets	0	0	0
Non-Current Assets	836	718	618
Total assets	836	718	618
Liabilities:
Current Liabilities	0	0	0
Non-Current Liabilities	0	0	0
Total liabilities	0	0	0
Non-controlling interest—in operating subsidiaries and preferred unitholders	0	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	240	206	175
Net investment	596	512	443
COP
Assets:
Current Assets	68	55	46
Non-Current Assets	764	700	629
Total assets	832	755	675
Liabilities:
Current Liabilities	26	27	20
Non-Current Liabilities	438	369	342
Total liabilities	464	396	362
Non-controlling interest—in operating subsidiaries and preferred unitholders	302	294	256
Non-controlling interest—Redeemable Partnership Units held by Brookfield	19	19	16
Net investment	47	46	$ 41
PEN
Assets:
Current Assets	100	127
Non-Current Assets	1,356	1,260
Total assets	1,456	1,387
Liabilities:
Current Liabilities	18	27
Non-Current Liabilities	673	636
Total liabilities	691	663
Non-controlling interest—in operating subsidiaries and preferred unitholders	644	610
Non-controlling interest—Redeemable Partnership Units held by Brookfield	35	33
Net investment	86	81
INR
Assets:
Current Assets	57	52
Non-Current Assets	256	265
Total assets	313	317
Liabilities:
Current Liabilities	30	36
Non-Current Liabilities	185	186
Total liabilities	215	222
Non-controlling interest—in operating subsidiaries and preferred unitholders	60	58
Non-controlling interest—Redeemable Partnership Units held by Brookfield	11	11
Net investment	27	26
NZD
Assets:
Current Assets	17	46
Non-Current Assets	37	33
Total assets	54	79
Liabilities:
Current Liabilities	21	16
Non-Current Liabilities	6	32
Total liabilities	27	48
Non-controlling interest—in operating subsidiaries and preferred unitholders	1	23
Non-controlling interest—Redeemable Partnership Units held by Brookfield	8	3
Net investment	$ 18	$ 5